Stockholders' Equity - Schedule of Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Balance of warrants outstanding at the beginning of the period (in shares)	1,936,572	458,825	461,104
Granted (in shares)		1,636,969	2,583
Warrants exercised (in shares)	(401,667)		(695)
Expired (in shares)		(159,223)	(4,167)
Balance of derivative financial instruments-warrants liability	1,534,905	1,936,572	458,825	461,104
Weighted Average Exercise Price Per Share
Weighted average exercise price of warrants at the beginning of the period (in USD per share)	$ 11.40	$ 45.96	$ 46.32
Granted (in dollars per share)		6.72	58.08
Exercised (in USD per share)	3.60		36
Expired (in dollars per share)		63.84	96
Weighted average exercise price of warrants at the end of the period (in USD per share)	$ 13.32	$ 11.40	$ 45.96	$ 46.32
Weighted-Average Remaining Contractual Term
Weighted-Average Remaining Contractual Term	4 years	4 years 4 months 24 days	1 year 7 months 6 days	2 years 6 months 11 days
Scenario, Previously Reported [Member]
Number of Warrants
Balance of warrants outstanding at the beginning of the period (in shares)	1,936,571
Balance of derivative financial instruments-warrants liability		1,936,571